Investment Objectives and Goals	Jun. 29, 2026
S 000080117 [Member]
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Beacon Tactical Risk ETF
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The primary investment objective of the Beacon Tactical Risk ETF (the “Tactical Risk Fund”) is to seek to provide long-term capital appreciation.
S 000080116 [Member]
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Beacon Unified Catalyst ETF
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The primary investment objective of the Beacon Unified Catalyst ETF (the “Unified Catalyst Fund”) is to seek to provide long-term capital appreciation.